Schedule I—Condensed Financial Information of the Parent Company - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
ASSETS
Cash and cash equivalents	$ 944,268	¥ 6,573,808		¥ 9,540,556	¥ 9,973,891
Investment in equity-method investees	447,148	3,112,952		667,427
Total assets	6,978,465	48,582,678		43,562,663
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	3,782,496	26,332,981		26,351,870
EQUITY
Additional paid-in capital	1,430,592	9,959,497		9,385,216
Retained earnings	1,712,808	11,924,228		7,907,396
Accumulated other comprehensive loss	(8,138)	(56,656)		(30,883)
Total Vipshop Holdings Limited shareholders' equity	3,135,275	21,827,156		17,261,815
Total liabilities and shareholders' equity	6,978,465	48,582,678		43,562,663
Class A ordinary shares
EQUITY
Ordinary shares	$ 11	¥ 76		¥ 75
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642		483,489,642
Common shares, shares issued	117,584,362	117,584,362		116,395,883
Common shares, shares outstanding	117,584,362	117,584,362		116,395,883
Class B ordinary shares
EQUITY
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Common shares, shares authorized	16,510,358	16,510,358		16,510,358
Common shares, shares issued	16,510,358	16,510,358		16,510,358
Common shares, shares outstanding	16,510,358	16,510,358		16,510,358
Parent company
ASSETS
Cash and cash equivalents	$ 6	¥ 44		¥ 212
Investment in equity-method investees	6,078	42,315		48,292
Investment in subsidiaries and VIEs	2,390,674	16,643,391		11,937,122
Amount due from subsidiaries and VIEs	739,236	5,146,414		9,614,563
Total assets	3,135,994	21,832,164		21,600,189
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	719	5,008		11,106
Convertible senior notes | ¥				4,327,268
Total liabilities	719	5,008		4,338,374
EQUITY
Additional paid-in capital	1,430,592	9,959,497		9,385,216
Retained earnings	1,712,808	11,924,228		7,907,396
Accumulated other comprehensive loss	(8,138)	(56,656)		(30,883)
Total Vipshop Holdings Limited shareholders' equity	3,135,275	21,827,156		17,261,815
Total liabilities and shareholders' equity	3,135,994	21,832,164		21,600,189
Parent company | Class A ordinary shares
EQUITY
Ordinary shares	$ 11	¥ 76		¥ 75
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Common shares, shares authorized	483,489,642	483,489,642		483,489,642
Common shares, shares issued	117,584,362	117,584,362		116,395,883
Common shares, shares outstanding	117,584,362	117,584,362		116,395,883
Parent company | Class B ordinary shares
EQUITY
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358		16,510,358
Common shares, shares issued	16,510,358	16,510,358		16,510,358
Common shares, shares outstanding	16,510,358	16,510,358		16,510,358